Summary Of Significant Accounting Policies (Schedule Of Financial Assets And Liabilities At Fair Value) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	$ 5,322,063	$ 3,257,288
Millburn Multi-Markets Trading L.P. [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments in U.S. Treasury notes held in equity trading accounts (as collateral)	52,444,713	57,802,756
Investments in U.S. Treasury notes held in custody	165,550,471	252,687,230
Total investments in U.S. Treasury notes	217,995,184	310,489,986
Net unrealized appreciation on open futures and forward currency contracts	5,422,647	4,087,228
Net unrealized depreciation on open futures and forward currency contracts	(100,584)	(829,940)
Total futures and forward currency contracts	5,322,063	3,257,288
Total financial assets and liabilities at fair value	223,317,247	313,747,274
Millburn Multi-Markets Trading L.P. [Member] | Futures Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	5,350,623	2,000,737
Millburn Multi-Markets Trading L.P. [Member] | Energies [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(224,818)	(296,772)
Millburn Multi-Markets Trading L.P. [Member] | Grains [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(126,282)	(276,114)
Millburn Multi-Markets Trading L.P. [Member] | Interest Rates [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(1,796,511)	1,306,878
Millburn Multi-Markets Trading L.P. [Member] | Livestock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	44,850	(156,800)
Millburn Multi-Markets Trading L.P. [Member] | Metals [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	1,705,450	(522,700)
Millburn Multi-Markets Trading L.P. [Member] | Softs [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	64,547	203,904
Millburn Multi-Markets Trading L.P. [Member] | Stock Indices [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	5,683,387	1,742,341
Millburn Multi-Markets Trading L.P. [Member] | Forward Currency Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(28,560)	1,256,551
Millburn Multi-Markets Trading L.P. [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investments in U.S. Treasury notes	217,995,184	310,489,986
Total futures and forward currency contracts	5,350,623	2,000,737
Total financial assets and liabilities at fair value	223,345,807	312,490,723
Millburn Multi-Markets Trading L.P. [Member] | Level 1 [Member] | Futures Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	5,350,623	2,000,737
Millburn Multi-Markets Trading L.P. [Member] | Level 1 [Member] | Energies [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(224,818)	(296,772)
Millburn Multi-Markets Trading L.P. [Member] | Level 1 [Member] | Grains [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(126,282)	(276,114)
Millburn Multi-Markets Trading L.P. [Member] | Level 1 [Member] | Interest Rates [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(1,796,511)	1,306,878
Millburn Multi-Markets Trading L.P. [Member] | Level 1 [Member] | Livestock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	44,850	(156,800)
Millburn Multi-Markets Trading L.P. [Member] | Level 1 [Member] | Metals [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	1,705,450	(522,700)
Millburn Multi-Markets Trading L.P. [Member] | Level 1 [Member] | Softs [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	64,547	203,904
Millburn Multi-Markets Trading L.P. [Member] | Level 1 [Member] | Stock Indices [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	5,683,387	1,742,341
Millburn Multi-Markets Trading L.P. [Member] | Level 1 [Member] | Forward Currency Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts
Millburn Multi-Markets Trading L.P. [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(28,560)	1,256,551
Total financial assets and liabilities at fair value	(28,560)	1,256,551
Millburn Multi-Markets Trading L.P. [Member] | Level 2 [Member] | Forward Currency Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	$ (28,560)	$ 1,256,551